ACQUISITION (Details) (USD $)				12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Aug. 30, 2012	Dec. 31, 2013 Rave	Dec. 31, 2012 Rave	Dec. 31, 2012 Rave Reviews Cinemas, LLC item Screen	Dec. 31, 2012 Rave Digital Media, LLC item Screen
ACQUISITION
Number of theatres acquired						4	6
Number of screens acquired						61	95
Purchase price paid in cash, net of cash acquired				$ 881,000	$ 88,683,000
Allocation of purchase price not yet completed
Cash					3,649,000
Receivables, net					58,000
Other current assets					1,556,000
Property, net					79,428,000
Goodwill	2,291,943,000	2,251,296,000	2,172,272,000		87,720,000
Accrued expenses and other liabilities					(7,243,000)
Capital and financing lease obligations					(62,598,000)
Deferred tax asset	96,824,000				3,752,000
Other long-term liabilities					(13,990,000)
Total Merger consideration					$ 92,332,000